PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Schedule of property, equipment and software, net

	As of December 31,
	2018	2019
	(RMB in thousands)
Computers and equipment	66,205	95,336
Furniture and fixtures	10,587	12,316
Leasehold improvement	25,375	35,499
Software	33,407	36,900
Total property, equipment and software	135,574	180,051
Accumulated depreciation and amortization	(53,154)	(87,498)
Total property, equipment and software, net	82,420	92,553